Premises And Equipment	12 Months Ended
Dec. 31, 2017
Premises And Equipment [Abstract]
Premises And Equipment

NOTE 8- PREMISES AND EQUIPMENT

Year-end premises and equipment were as follows:

	December 31, 2017	December 31, 2016
Land and land improvements	$1,293	$1,293
Buildings	3,938	3,832
Furniture, fixtures and equipment	2,316	2,150
	7,547	7,275
Less: Accumulated Depreciation	(4,014)	(3,846)
	$3,533	$3,429

Depreciation expense for 2017 and 2016 totaled $208 and $211, respectively.

Operating Leases:

The Company leases certain branch and loan office property space under three operating leases.  Each lease requires CFBank to absorb its pro rata share of building operating expenses and utilities based on square footage.  The Company entered into a lease agreement to open CFBank’s Glendale branch office in the Cincinnati market, which opened during the third quarter of 2017.  The Glendale lease is for a 60-month term commencing on July 1, 2017, with three renewal options for additional consecutive terms of five years, five years, and four years.  The Company leases a commercial banking agency office in Woodmere, Ohio, which opened in January of 2014.  The Woodmere lease is for a 128-month term commencing January 1, 2014 with no renewal options.  The Company leases CFBank’s Fairlawn branch office pursuant to a  ten year operating lease beginning in 2014 with annual rent increases each year. There is one five-year renewal option on this lease.  Lease expense for the years ended December 31, 2017 and 2016 totaled $325 and $311, respectively.  Leasehold improvements are depreciated straight line over the lease term before consideration of renewal options.

Lease expense is recognized evenly over the lease term to account for lease incentives.  Rent commitments, before renewal options, are as follows:

2018	$350
2019	355
2020	356
2021	357
2022	342
Thereafter	532
$2,292